CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenues - related party	$ 22,474	$ 206,161
Direct costs of revenue	8,509	211,031
Gross margin (loss)	13,965	(4,870)
Operating expenses:
Research and development		12,404
General and administrative	601,022	1,177,756
Intangible asset impairment		132,397
Total costs and expenses	601,022	1,322,557
Operating loss	(587,058)	(1,327,427)
Other income (expense), net
Change in fair value of derivative liability	(2,234,073)	1,179,556
Loss on the extinguishment of debt	(263,609)	(532,529)
Gain on settlement of obligations		35,534
Financing costs	(1,469,037)	(755,232)
Other income (expense), net	(3,966,719)	(72,671)
Net income (loss)	$ (4,553,777)	$ (1,400,098)
Net loss per common share - basic and diluted	$ (0.00)	$ (0.00)
Weighted average common shares outstanding:
Basic and diluted	1,135,193,463	447,194,161